UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2013

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio

Portfolio of Investments

January 31, 2013 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS – 100.0%
U.S. Government & Government Sponsored Agency Obligations – 82.4%
Federal Farm Credit Bank
2/04/13 (a)	0.138%	$1,250	$1,249,998
1/06/14 (a)	0.138%	100,000	99,958,121
7/29/13 (a)	0.154%	2,135	2,134,901
2/11/13 (a)	0.172%	5,000	5,000,063
7/24/13 (a)	0.175%	1,825	1,825,064
3/15/13 (a)	0.176%	2,000	2,000,096
4/17/13 (a)	0.176%	4,000	4,000,457
9/16/13 (a)	0.176%	5,190	5,190,316
5/28/13 (a)	0.194%	3,470	3,470,362
2/22/13 (a)	0.195%	18,155	18,155,537
11/19/13 (a)	0.195%	4,890	4,891,263
11/18/13 (a)	0.196%	5,050	5,051,067
12/16/13 (a)	0.206%	5,250	5,251,750
1/15/14 (a)	0.206%	4,000	4,000,402
6/12/13 (a)	0.216%	6,000	6,001,114
7/22/13 (a)	0.235%	8,165	8,167,898
4/26/13 (a)	0.254%	1,785	1,785,375
12/06/13 (a)	0.258%	4,161	4,163,577
6/26/13 (a)	0.264%	10,685	10,689,322
2/10/14 (a)	0.351%	50,000	49,968,946
2/21/13	1.750%	12,740	12,750,823
6/03/13	2.800%	725	731,472
Federal Home Loan Bank
11/14/13 (a)	0.090%	25,000	25,000,866
12/11/13 (a)	0.090%	50,000	50,000,000
4/04/13 (a)	0.105%	100,000	99,995,980
1/03/14 (a)	0.116%	54,970	54,956,669
7/22/13	0.120%	50,000	49,997,638
1/27/14 (a)	0.121%	40,000	39,974,357
1/24/14 (a)	0.122%	17,000	16,995,740
4/30/13	0.125%	4,100	4,100,100
7/25/13	0.125%	25,000	25,000,518
9/19/13 (a)	0.129%	35,000	34,987,570
3/28/13 (a)	0.130%	50,000	50,000,000
2/03/14 (a)	0.133%	1,750	1,748,662
7/17/13 (a)	0.140%	25,000	25,001,154
4/18/13 (a)	0.143%	18,000	18,001,415
4/12/13 (a)	0.145%	165,000	165,000,000
2/06/13	0.150%	90,500	90,499,374
3/25/13	0.150%	25,000	24,999,248
6/13/13 (a)	0.150%	20,000	20,000,788
8/08/13 (a)	0.150%	10,000	10,000,755
4/22/13 (a)	0.152%	90,000	89,994,461

	Yield*	Principal Amount (000)	U.S. $ Value
5/28/13 (a)	0.154%	$50,000	$49,998,380
2/13/13	0.160%	12,700	12,699,846
7/12/13 (a)	0.160%	4,500	4,500,406
8/01/13 (a)	0.160%	2,500	2,499,494
9/06/13 (a)	0.168%	90,000	90,000,168
2/06/13	0.170%	39,000	39,000,087
2/08/13	0.170%	5,000	5,000,006
4/26/13 (a)	0.170%	30,000	30,003,555
7/17/13	0.170%	4,705	4,705,845
2/12/13	0.190%	1,900	1,899,991
2/15/13	0.190%	9,400	9,399,965
3/06/13	0.200%	30,520	30,523,417
5/03/13	0.220%	50,000	50,015,656
12/06/13 (a)	0.220%	2,000	2,000,684
4/17/13	0.230%	14,000	14,003,643
4/09/13	0.240%	39,000	39,009,971
4/12/13	0.240%	50,000	50,006,045
3/08/13 (a)	0.300%	35,000	34,999,639
4/30/13	0.300%	2,900	2,901,417
4/05/13 (a)	0.310%	5,190	5,190,000
5/16/13	0.310%	7,500	7,503,870
3/20/13	1.625%	11,660	11,683,367
4/29/13	1.800%	700	702,803
2/26/13	2.625%	2,500	2,504,177
3/08/13	3.125%	3,075	3,084,206
2/27/13	3.375%	7,000	7,015,839
Federal Home Loan Bank Discount Notes
4/24/13	0.085%	7,120	7,118,621
4/26/13	0.095%	50,000	49,988,917
4/08/13	0.100%	16,600	16,596,957
Federal Home Loan Mortgage Corp.
9/13/13 (a)	0.146%	50,000	49,998,689
6/17/13 (a)	0.156%	59,900	59,897,348
2/04/13 (a)	0.158%	45,024	45,023,986
5/03/13 (a)	0.159%	5,400	5,399,790
6/03/13 (a)	0.159%	25,800	25,799,340
9/12/13 (a)	0.330%	2,000	2,001,846
4/19/13	0.800%	12,000	12,018,062
4/15/13	1.625%	34,259	34,360,128
4/11/13	1.720%	5,600	5,617,201
Federal Home Loan Mortgage Discount Notes
4/08/13	0.080%	8,633	8,631,734
4/17/13	0.080%	31,000	30,994,833
4/24/13	0.085%	9,125	9,123,233
Federal National Mortgage Association
11/14/13 (a)	0.176%	2,000	2,000,166
11/08/13 (a)	0.178%	3,750	3,748,980
8/12/13 (a)	0.196%	108,750	108,777,960
5/17/13 (a)	0.221%	35,950	35,965,964
10/25/13 (a)	0.380%	2,000	2,002,961
2/26/13	0.750%	58,085	58,110,864
5/07/13	1.750%	7,062	7,092,546
4/09/13	3.250%	18,697	18,803,941
2/12/13	3.625%	24,189	24,213,826

	Yield*	Principal Amount (000)	U.S. $ Value
4/08/13	4.000%	$1,180	$1,188,389
2/25/13	4.250%	5,000	5,013,166
3/15/13	4.375%	5,524	5,551,743
2/21/13	4.750%	17,082	17,124,491
Federal National Mortgage Association Discount Notes
4/10/13	0.080%	52,875	52,867,010
4/17/13	0.080%	50,000	49,991,667
4/24/13	0.085%	60,000	59,988,269
U.S. Treasury Bill
7/25/13	0.095%	100,000	99,954,084
8/01/13	0.103%	100,000	99,948,214
7/18/13	0.105%	100,000	99,951,292
7/05/13	0.111%	100,000	99,952,516
4/04/13	0.138%	50,000	49,988,160
2/07/13	0.138%	100,000	99,997,700
5/02/13	0.140%	100,000	99,965,000
2/21/13	0.143%	100,000	99,992,056
2/14/13	0.145%	100,000	99,994,764
4/25/13	0.147%	100,000	99,966,108
U.S. Treasury Notes
7/15/13	1.000%	100,000	100,396,086

			3,528,664,304

Repurchase Agreements - 17.6%
Barclays Capital 0.13%, dated 1/31/13 due 2/01/13 in the amount of $75,000,271 (collateralized by $76,713,200 U.S. Treasury Note, 0.25%, due 10/15/15, value $76,500,072)		75,000	75,000,000
Barclays Capital 0.18%, dated 1/03/13 due 2/04/13 in the amount of $100,016,000 (collateralized by 145,450,000 Federal Home Loan Discount Note and Resolution Funding Strip, Zero coupon, due 2/01/13 to 4/15/30, value $102,000,233)		100,000	100,000,000
Credit Suisse 0.12%, dated 1/31/13 due 2/01/13 in the amount of $15,000,050 (collateralized by $15,275,000 U.S. Treasury Note, 0.25% due 2/28/14, value $15,302,443)		15,000	15,000,000
Deutsche Bank 0.15%, dated 1/31/13 due 2/01/13 in the amount of $125,000,521 (collateralized by $127,759,500 U.S. Treasury Note, 1.375%, due 1/31/20, value $127,500,020)		125,000	125,000,000
HSBC Bank USA 0.12%, dated 1/31/12 due 2/01/13 in the amount of 75,000,250 (collateralized by $76,715,000 U.S. Treasury Note, 0.25%, due 10/15/15, value $76,501,868)		75,000	75,000,000
JPMorgan Securities, Inc. 0.13%, dated 1/31/13 due 2/01/13 in the amount of $75,000,271 (collateralized by $76,215,000 U.S. Treasury Note, 0.50%, due 11/15/13, value $76,501,076)		75,000	75,000,000
JPMorgan Securities, Inc. 0.07%, dated 1/30/13 due 2/06/13 in the amount of $100,001,361 (collateralized by $98,204,100 U.S. Treasury Bill, U.S. Treasury Bonds, U.S. Treasury notes, Zero coupon to 3.375%, due 7/25/13 to 2/15/42, value $102,000,357)		100,000	100,000,000

	Principal Amount (000)	U.S. $ Value
Mizuho Securities USA 0.14%, dated 1/31/13 due 2/1/13 in the amount of $125,000,486 (collateralized by $123,095,200 U.S. Treasury Notes, 0.125% to 4.25%, due 11/15/14 to 12/31/14, value $127,500,087)	$125,000	$125,000,000
Toronto Dominion 0.12%, dated 1/31/13 due 2/01/13 in the amount of $50,000,167 (collateralized by $48,902,400 U.S. Treasury Notes, 0.25% to 2.50%, due 3/31/15 to 12/31/16, value $51,000,092)	50,000	50,000,000
UBS Financial Services 0.12%, dated 1/31/13 due 2/01/13 in the amount of $11,400,038 (collateralized by $11,103,400 U.S. Treasury Note, 2.625% due 12/31/14, value $11,628,013)	11,400	11,400,000

		751,400,000

Total Investments - 100.0% (cost $4,280,064,304)(b)		4,280,064,304
Other assets less liabilities - 0.0%		2,116,002

Net Assets - 100.0%		$4,282,180,306

(a)	Floating Rate Security. Stated interest rate was in effect at January 31, 2013.
(b)	As of January 31, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1		Level 2	Level 3		Total
Assets:
U.S. Government & Government Sponsored Agency Obligations	$	– 0 –	$3,528,664,304	$	– 0 –	$3,528,664,304
Repurchase Agreements		– 0 –	751,400,000		– 0 –	751,400,000

Total^	$	– 0 –	$4,280,064,304	$	– 0 –	$4,280,064,304

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed-Income Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2012